CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 9,414,000	$ 30,301,000
Prepaid expenses	4,772,000	2,181,000
Total current assets	17,214,000	35,131,000
Total assets	21,995,000	37,837,000
Current liabilities
Due to stockholders	142,000	104,000
Total current liabilities	32,357,000	6,373,000
Total liabilities	34,319,000	6,934,000
Class A common stock subject to possible redemption, 1,144,794 shares at $10.52 and $10.14 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	164,006,000	160,507,000
STOCKHOLDERS' DEFICIT
Common stock	0
Additional paid-in capital	10,028,000	6,738,000
Accumulated deficit	(186,358,000)	(136,342,000)
Total stockholders' equity (deficit)	(176,330,000)	(129,604,000)
Liabilities and Stockholders' Equity (Deficit)	21,995,000	37,837,000
MedTech Acquisition Corp
Current assets
Cash	153,563	200,884
Prepaid expenses	206,329	325,000
Total current assets	359,892	525,884
Cash and investments held in Trust Account	19,827,884	250,007,295
Total assets	20,187,776	250,533,179
Current liabilities
Accounts payable and accrued expenses	1,442,941	$ 1,057,616
Due to stockholders	$ 48,135
Other Liability, Current, Related Party, Type [Extensible Enumeration]	srt:OfficerMember	srt:OfficerMember
Income taxes payable	$ 27,854
Extension Note	39,068
Promissory note - related party	$ 944,000	$ 544,000
Notes Payable, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 3,842,998	$ 1,601,616
Warrant liabilities	1,061,334	6,898,666
Convertible Promissory Note - related party	1,341,000	0
Deferred underwriting fee payable	8,750,000	8,750,000
Total liabilities	13,654,332	17,250,282
STOCKHOLDERS' DEFICIT
Accumulated deficit	(13,267,211)	(16,717,728)
Total stockholders' equity (deficit)	(13,266,586)	(16,717,103)
MedTech Acquisition Corp | Class A common stock
STOCKHOLDERS' DEFICIT
Liabilities and Stockholders' Equity (Deficit)	20,187,776	250,533,179
MedTech Acquisition Corp | Class A common stock subject to possible redemption
Current liabilities
Class A common stock subject to possible redemption, 1,144,794 shares at $10.52 and $10.14 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	19,800,030	250,000,000
STOCKHOLDERS' DEFICIT
Common stock
MedTech Acquisition Corp | Class B common stock
STOCKHOLDERS' DEFICIT
Common stock	$ 625	$ 625